UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

SSH Securities, Inc.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code: (516) 390-5555

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

REAL ESTATE INCOME AND GROWTH FUND

SEMI-ANNUAL REPORT

June 30, 2008

SPIRIT of AMERICA

MESSAGE TO OUR SHAREHOLDERS

Dear Shareholder,

We are very pleased to present you with the semiannual report for the Spirit of America Real Estate Income and Growth Fund. While there is no question that the first half of the year has provided challenges, we are very optimistic about the performance of recent investments made by the Fund, and look forward to the second half of 2008.

In the first half of 2008, residential real estate values continued to grab national headlines. Although we remain of the view that there is limited correlation between residential real estate values and fundamentals of the commercial real estate investment trusts (REITs) in which the Fund invests, negative investor sentiment toward real estate in general has undoubtedly pressured REIT share prices.

Thus far, 2008 has presented us with additional challenges, including slower economic growth, and tighter credit markets. Nonetheless, a majority of REITs have continued to provide positive growth in funds from operations. As a result, REIT stocks would appear to have found a bottom in January 2008. Although REITs, as measured by the MSCI US REIT Index, ended the first half of 2008 in negative territory, we note that returns outpaced those of the broader stock market by 8.5%. This outperformance was largely due to the 8.1% positive total return provided by REITs between the mid-January lows and June 30.

Two of the mandates of the Fund are to seek current income, and invest in value. In our opinion, the recent stock market dislocation has led to a tremendous opportunity for the Fund to invest in REIT shares at very attractive prices. According to our analysis, the decline in the industry stock valuation, coupled with relatively firm property values, has caused some REIT shares to trade at a significant discount to estimates of the value of the underlying real estate. In addition, we have been able to invest in REITs with high quality assets providing yields greater than we have seen in several years.

Our investment philosophy continues to be to seek value in the bricks and mortar of America through real estate investment trusts that own office buildings, shopping malls, hotels, apartments, and other commercial properties. The goal is to benefit from the cash flow stream generated by the rental of these properties while also participating in potential long term appreciation of property values.

Statistical studies have shown that including REITs in a diversified investment portfolio has historically improved total return while also reducing risk. Although no one can be assured this will be the case in the future, we believe now may be a good time to take advantage of lower REIT prices by investing in the Fund.

We are grateful for your continued support, and look forward to your future investment in the Spirit of America Real Estate Income and Growth Fund.

Sincerely,

David Lerner	Raymond Mathis
President	Portfolio Manager

Any investment in equity securities is subject to risk and market values may fluctuate with economic conditions, interest rates, civil unrest, natural disasters and other factors. As with any mutual fund, an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Prospective investors should consider the investment objective, risks and charges and expenses of the Fund carefully before investing. The maximum sales charge on share purchases is 5.25% of the offering price. The Fund’s prospectus contains this and other information about the Fund and may be obtained through your broker or by calling 1-800-452-4892. The prospectus should be read carefully before investing.

REAL ESTATE INCOME AND GROWTH FUND | 1

MANAGEMENT DISCUSSION (UNAUDITED)

Economic Summary

Real GDP rose 1.9% in the second quarter, driven largely by a 9.2% increase in export volumes. Home building, auto manufacturers, and several industries within the financial sector continued to weigh on economic growth. The prior two quarterly readings were revised lower, resulting in a negative GDP figure for the fourth quarter of 2007.

Market Summary

Equity market volatility remained at elevated levels in the first half of 2008. Contributing to this was the sharp decline in the financial sector as stocks of banks, brokerages, and mortgage companies continued the process of writing down sub-prime mortgages and related derivative securities. This weakness in mortgage related securities spilled over into the insurance industry, and has impacted the government chartered Fannie Mae and Freddie Mac. As a result, the financial sector was the worst performer in the first half of 2008, providing a negative return of nearly 31%. The energy and materials sectors were the lone bright spots providing positive returns in the S&P 500 Index, while all other sectors posted declines.

REIT Summary

Despite the fact that equity REITs have little or no exposure to the subprime mortgage situation which engulfed the financial sector, REITs were not immune from the sector’s decline. In the first half of 2008, REITs, as measured by the MSCI US REIT Index, posted a total return of (3.45)%. However, after bottoming in mid-January 2008, REITs were able to rebound, and as a result outperformed the S&P 500 Index by nearly 8.5%.

Fund Summary

The Spirit of America Real Estate Income and Growth Fund also reached a low in mid-January. However, it too was able to rally. The management team attempted to mitigate losses related to the downturn in the financial sector through defensive positioning. The Fund held no homebuilding stocks in the fiscal year. Relative to a market capitalization weighted basket of all REIT stocks, the Fund was overweight health care REITs, triple-net-lease REITs, and diversified REITs, which management believes to be less sensitive to short-term economic fluctuations. For the six months ended June 30, 2008, the Fund returned 3.40% less than the benchmark.

Comparitive Returns

Spirit of America Real Estate Income and Growth Fund returned (6.84)% in the six months ended June 30, 2008. This compares to (3.45)% for the MSCI US REIT Index. The sales load adjusted returns for the year were (11.75)% for the Class A shares, and (12.55)% for the Class B shares.

2 | SPIRIT OF AMERICA

MANAGEMENT DISCUSSION (CONT.) (UNAUDITED)

Summary of Portfolio Holdings

The Securities and Exchange Commission (“SEC”) has adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Spirit of America

Real Estate Income and Growth Fund

June 30, 2008

Regional Malls (REITs)	17.97%	$37,138,565
Apartments (REITs)	17.83	36,837,598
Office Space (REITs)	12.54	25,921,904
Hotels (REITs)	12.46	25,751,236
Diversified (REITs)	7.88	16,290,742
Health Care (REITs)	7.48	15,460,440
Shopping Centers (REITs)	6.85	14,155,068
Industrial (REITs)	6.72	13,889,865
Mortgage (REITs)	4.63	9,560,996
Net Lease (REITs)	3.45	7,119,306
Storage (REITs)	2.19	4,521,728
Total Investments	100.00%	$206,647,448

REAL ESTATE INCOME AND GROWTH FUND | 3

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE SIX MONTH PERIOD JANUARY 1, 2008 TO JUNE 30, 2008

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Spirit of America Real Estate Income and Growth Fund

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expense Ratio(1)	Expenses Paid During Period(2)
Actual Fund Return
Class A	$1,000.00	$931.60	1.75%	$8.40
Class B	$1,000.00	$927.80	2.45%	$11.74
Hypothetical 5% Return
Class A	$1,000.00	$1,016.16	1.75%	$8.77
Class B	$1,000.00	$1,012.68	2.45%	$12.26

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

(1)	Annualized, based on the Fund’s most recent half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 366.

4 | SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS    |    JUNE 30, 2008 (UNAUDITED)

	Shares	Market Value
Common Stocks 99.04%
Apartments (REITs) 17.66%
Apartment Investment & Management Co., Class A	34,698	$1,181,814
Associated Estates Realty Corp.	499,000	5,344,290
Equity Residential	286,368	10,959,303
Mid-America Apartment Communities, Inc.	219,800	11,218,592
Post Properties, Inc.	36,736	1,092,896
UDR, Inc.	314,598	7,040,703

		36,837,598
Diversified (REITs) 7.81%
Colonial Properties Trust	323,723	6,480,934
Lexington Realty Trust	555,200	7,567,376
Liberty Property Trust	67,645	2,242,432

		16,290,742
Health Care (REITs) 7.41%
HCP, Inc.	247,800	7,882,518
National Health Investors, Inc.	210,500	6,001,355
OMEGA Healthcare Investors, Inc.	35,219	586,396
Senior Housing Properties Trust	50,700	990,171

		15,460,440
Hotels (REITs) 12.34%
Ashford Hospitality Trust, Inc.	1,370,100	6,329,862
FelCor Lodging Trust, Inc.	950,846	9,983,883
Hospitality Properties Trust	58,696	1,435,704
Host Hotels & Resorts, Inc.	422,100	5,761,665
Strategic Hotels & Resorts, Inc.	115,061	1,078,122
Sunstone Hotel Investors, Inc.	70,000	1,162,000

		25,751,236
Industrial (REITs) 6.66%
First Industrial Realty Trust, Inc.	380,595	10,454,945
ProLogis	63,200	3,434,920

		13,889,865
Mortgage (REITs) 4.58%
Annaly Capital Management, Inc.	558,954	8,669,377
Gramercy Capital Corp.	76,930	891,619

		9,560,996
Net Lease (REITs) 3.41%
National Retail Properties, Inc.	265,496	5,548,866
Realty Income Corp.	69,000	1,570,440

		7,119,306

See accompanying notes to financial statements.

REAL ESTATE INCOME AND GROWTH FUND | 5

SCHEDULE OF INVESTMENTS (CONT.)    |    JUNE 30, 2008 (UNAUDITED)

	Shares	Market Value
Office Space (REITs) 12.42%
Boston Properties, Inc.	52,000	$4,691,440
Brandywine Realty Trust	35,547	560,221
Mack-Cali Realty Corp.	307,490	10,506,933
SL Green Realty Corp.	122,864	10,163,310

		25,921,904
Regional Malls (REITs) 17.80%
General Growth Properties, Inc.	360,000	12,610,800
Glimcher Realty Trust	548,450	6,131,671
Macerich Co. (The)	82,200	5,107,086
Pennsylvania Real Estate Investment Trust	266,694	6,171,299
Simon Property Group, Inc.	78,100	7,020,409
Taubman Centers, Inc.	2,000	97,300

		37,138,565
Shopping Centers (REITs) 6.78%
Developers Diversified Realty Corp.	174,604	6,060,505
Equity One, Inc.	156,500	3,216,075
Weingarten Realty Investors	160,900	4,878,488

		14,155,068
Storage (REITs) 2.17%
Sovran Self Storage, Inc.	108,800	4,521,728

Total Investments — 99.04%
(Cost $217,174,127*)		206,647,448
Cash and Other Assets Net of Liabilities — 0.96%		2,005,473

NET ASSETS — 100.00%		$208,652,921

REITs - Real Estate Investment Trusts * Aggregate cost is $217,174,127, and net unrealized depreciation consists of:
Gross unrealized appreciation		$21,570,981
Gross unrealized depreciation		(32,097,660)

Net unrealized depreciation		$(10,526,679)

6 | SPIRIT OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES    |    JUNE 30, 2008 (UNAUDITED)

ASSETS
Investments in securities at value (cost $217,174,127) (Note 1)	$206,647,448
Cash	249,251
Dividends and interest receivable	1,989,706
Receivable for investments sold	347,520
Receivable for Fund shares sold	210,182
Prepaid expenses	63,614

TOTAL ASSETS	209,507,721
LIABILITIES
Payable for Fund shares redeemed	336,955
Payable for investment advisory fees	181,000
Payable for distributions to shareholders	157,852
Payable for distribution fees (Note 3)	60,147
Payable for transfer agent fees	53,107
Other accrued expenses	65,739

TOTAL LIABILITIES	854,800

NET ASSETS	$208,652,921
Class A Shares
Net assets applicable to 19,321,028 shares outstanding, $0.001 par value (500,000,000 authorized shares)	$202,051,912
Net asset value and redemption price per Class A Share ($202,051,912 ÷ 19,321,028 shares)	$10.46
Maximum offering price per share ($10.46 ÷ 0.9475)	$11.04
Class B Shares
Net assets applicable to 620,428 shares outstanding, $0.001 par value (500,000,000 authorized shares)	$6,601,009
Net asset value and redemption price per Class B Share ($6,601,009 ÷ 620,428 shares)(a)	$10.64
SOURCE OF NET ASSETS
At June 30, 2008, net assets consisted of:
Paid-in capital	$205,518,151
Undistributed net investment income	4,732,559
Accumulated net realized gain on investments and written options	8,928,890
Net unrealized depreciation on investments	(10,526,679)

NET ASSETS	$208,652,921

(a)	Redemption price varies based on length of time held.

See accompanying notes to financial statements.

REAL ESTATE INCOME AND GROWTH FUND | 7

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)
INVESTMENT INCOME
Dividends	$8,284,962
Interest	24,749

TOTAL INVESTMENT INCOME	8,309,711
EXPENSES
Investment Advisory fees (Note 3)	1,095,572
Distribution fees - Class A (Note 3)	327,760
Distribution fees - Class B (Note 3)	36,922
Transfer Agent fees	230,049
Administration fees	93,768
Accounting fees	49,001
Legal fees	35,567
Printing expense	31,858
Insurance expense	30,019
Custodian fees	22,941
Directors’ fees	16,463
Auditing fees	10,648
Chief Compliance Officer salary	9,305
Registration fees	9,238
Other expenses	1,376

TOTAL EXPENSES	2,000,487

NET INVESTMENT INCOME	6,309,224
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND WRITTEN OPTIONS
Net realized gain from investment transactions and REITs	8,904,135
Net realized gain from written options	24,755
Net change in unrealized appreciation/depreciation of investments	(30,757,992)

Net realized and unrealized loss on investments and written options	(21,829,102)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,519,878)

See accompanying notes to financial statements.

8 | SPIRIT OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2008 (Unaudited)	For the Two-Month Period Ended December 31, 2007*	For the Year Ended October 31, 2007
OPERATIONS
Net investment income	$6,309,224	$1,511,952	$5,257,556
Net realized gain from investment transactions, REITs and written options	8,928,890	2,344,375	24,144,689
Net change in unrealized appreciation/depreciation of investments	(30,757,992)	(41,328,349)	(40,999,806)

Net decrease in net assets	(15,519,878)	(37,472,022)	(11,597,561)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income:
Class A	(1,533,309)	(1,476,256)	(5,111,756)
Class B	(43,356)	(35,696)	(145,800)

Total distributions from net investment income	(1,576,665)	(1,511,952)	(5,257,556)

Distributions from realized gains:
Class A	—	(16,747,820)	(13,485,130)
Class B	—	(587,233)	(607,224)

Total distributions from realized gains	—	(17,335,053)	(14,092,354)

Return of capital:
Class A	—	(375,899)	—
Class B	—	(13,180)	—

Total distributions from return of capital to shareholders	—	(389,079)	—

Total distributions to shareholders	(1,576,665)	(19,236,084)	(19,349,910)
CAPITAL SHARE TRANSACTIONS (Dollar Activity)
Shares sold:
Class A	19,241,883	7,390,446	69,674,987
Class B	341,817	81,539	1,138,084
Shares issued from reinvestment of distributions:
Class A	1,258,780	15,569,965	15,183,168
Class B	34,547	529,165	593,028
Shares redeemed:
Class A	(17,499,953)	(6,317,655)	(39,128,325)
Class B	(864,826)	(472,755)	(3,208,731)

Increase in net assets derived from capital share transactions (a)	2,512,248	16,780,705	44,252,211

Total increase (decrease) in net assets	(14,584,295)	(39,927,401)	13,304,740
NET ASSETS
Beginning of period	223,237,216	263,164,617	249,859,877

End of period	$208,652,921	$223,237,216	$263,164,617
Accumulated undistributed net investment income	$4,732,559	$—	$—

REAL ESTATE INCOME AND GROWTH FUND | 9

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)

	For the Six Months Ended June 30, 2008 (Unaudited)	For the Two-Month Period Ended December 31, 2007*	For the Year Ended October 31, 2007
(a) Transactions in capital stock were:
Shares sold:
Class A	1,697,482	574,293	4,454,157
Class B	30,014	5,996	69,628
Shares issued from reinvestment of distributions:
Class A	115,864	1,330,766	988,434
Class B	3,124	44,356	37,796
Shares redeemed:
Class A	(1,550,061)	(439,434)	(2,502,325)
Class B	(75,469)	(34,080)	(203,902)

Increase in shares outstanding	220,954	1,481,897	2,843,788

*	The Fund’s fiscal year-end changed from October 31 to December 31, effective December 31, 2007.

See accompanying notes to financial statements.

10 | SPIRIT OF AMERICA

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FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A For the Six Months Ended June 30, 2008 (Unaudited)	Class A For the Two-Month Period Ended December 31, 2007*
Net Asset Value, Beginning of Period	$11.31	$14.42
Income from Investment Operations:
Net investment income	0.32 [1]	0.08
Net realized and unrealized gain (loss) on investments	(1.09)	(2.14)

Total from investment operations	(0.77)	(2.06)
Less Distributions:
Distributions from net investment income	(0.08)	(0.08)
Distributions from capital gains	—	(0.95)
Distributions from return of capital	—	(0.02)

Total distributions	(0.08)	(1.05)

Net Asset Value, End of Period	$10.46	$11.31
Total Return[2]	(6.84)%[3]	(14.53)%[3]
Ratios/Supplemental Data
Net assets, end of period (000)	$202,052	$215,592
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.75%[4]	1.75%[4]
After expense reimbursement or recapture	1.75%[4]	1.75%[4]
Ratio of net investment income to average net assets	5.61%[4]	3.82%[4]
Portfolio turnover	46.26%[3]	0.42%[3]

	Class B For the Six Months Ended June 30, 2008 (Unaudited)	Class B For the Two-Month Period Ended December 31, 2007*
Net Asset Value, Beginning of Period	$11.54	$14.68
Income from Investment Operations:
Net investment income	0.28 [1]	0.06
Net realized and unrealized gain (loss) on investments	(1.11)	(2.17)

Total from investment operations	(0.83)	(2.11)
Less Distributions:
Distributions from net investment income	(0.07)	(0.06)
Distributions from capital gains	—	(0.95)
Distributions from return of capital	—	(0.02)

Total distributions	(0.07)	(1.03)

Net Asset Value, End of Period	$10.64	$11.54
Total Return[5]	(7.22)%[3]	(14.64)%[3]
Ratios/Supplemental Data
Net assets, end of period (000)	$6,601	$7,645
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	2.45%[4]	2.45%[4]
After expense reimbursement or recapture	2.45%[4]	2.45%[4]
Ratio of net investment income to average net assets	4.85%[4]	3.12%[4]
Portfolio turnover	46.26%[3]	0.42%[3]

[1]	Calculated based on the average number of shares outstanding during the period.

[2]	Calculation does not reflect sales load.

[3]	Calculation is not annualized.

[4]	Calculation is annualized.

[5]	Calculation does not reflect CDSC charges.

*	The Fund’s fiscal year-end changed from October 31 to December 31, effective December 31, 2007.

See accompanying notes to financial statements.

12 | SPIRIT OF AMERICA

FINANCIAL HIGHLIGHTS (CONT.)

Class A For the Year Ended October 31, 2007	Class A For the Year Ended October 31, 2006	Class A For the Year Ended October 31, 2005	Class A For the Year Ended October 31, 2004	Class A For the Year Ended October 31, 2003
$16.22	$13.47	$12.90	$10.93	$8.96
0.32	0.23	0.22	0.20	0.30
(0.94)	3.16	1.00	2.37	2.30

(0.62)	3.39	1.22	2.57	2.60

(0.32)	(0.23)	(0.22)	(0.20)	(0.30)
(0.86)	(0.41)	(0.35)	(0.27)	(0.09)
—	—	(0.08)	(0.13)	(0.24)

(1.18)	(0.64)	(0.65)	(0.60)	(0.63)

$14.42	$16.22	$13.47	$12.90	$10.93
(4.09)%	25.86%	9.59%	24.02%	30.07%
$253,674	$237,612	$192,751	$178,104	$137,410
1.68%	1.71%	1.71%	1.77%	1.80%
1.68%	1.71%	1.71%	1.83%	1.97%
2.04%	1.40%	1.67%	1.69%	3.01%
4.20%	3.10%	1.02%	4.17%	1.52%

Class B For the Year Ended October 31, 2007	Class B For the Year Ended October 31, 2006	Class B For the Year Ended October 31, 2005	Class B For the Year Ended October 31, 2004	Class B For the Year Ended October 31, 2003
$16.49	$13.69	$13.11	$11.11	$9.11
0.21	0.13	0.15	0.12	0.26
(0.95)	3.21	1.01	2.40	2.30

(0.74)	3.34	1.16	2.52	2.56

(0.21)	(0.13)	(0.15)	(0.12)	(0.26)
(0.86)	(0.41)	(0.35)	(0.27)	(0.09)
—	—	(0.08)	(0.13)	(0.21)

(1.07)	(0.54)	(0.58)	(0.52)	(0.56)

$14.68	$16.49	$13.69	$13.11	$11.11
(4.78)%	25.02%	8.83%	23.13%	28.43%
$9,491	$12,248	$11,597	$12,592	$11,983
2.38%	2.41%	2.41%	2.47%	2.50%
2.38%	2.41%	2.41%	2.53%	2.67%
1.34%	0.70%	0.97%	0.99%	2.31%
4.20%	3.10%	1.02%	4.17%	1.52%

See accompanying notes to financial statements.

REAL ESTATE INCOME AND GROWTH FUND | 13

NOTES TO FINANCIAL STATEMENTS    |    JUNE 30, 2008 (UNAUDITED)

Note 1 - Significant Accounting Policies

Spirit of America Real Estate Income and Growth Fund (the “Fund”), a series of the Spirit of America Investment Fund, Inc. (the “Company”), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on January 9, 1998.

The Fund changed its fiscal year-end from October 31 to December 31, effective beginning with the period ended December 31, 2007.

The Fund seeks current income and growth of capital by investing in equity real estate investment trusts (“REITs”) and the equity securities of real estate industry companies.

The Fund offers two classes of shares (Class A Shares and Class B Shares). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation: The offering price and net asset value per share of each class of the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having maturities of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), which is effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14 | SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)    |    JUNE 30, 2008 (UNAUDITED)

The summary of inputs used to value the Fund’s net assets as of June 30, 2008 is as follows:

Real Estate Income and Growth Fund

Valuation Inputs
Level 1 - Quoted Prices	$206,647,448
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total Market Value of Investments	$206,647,448

B. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. Option Contracts: An option contact gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call options is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in options contracts requires the Fund to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of options that expire unexercised are treated by the Fund, on expiration date, as realized losses on investments.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

REAL ESTATE INCOME AND GROWTH FUND | 15

NOTES TO FINANCIAL STATEMENTS (CONT.)    |    JUNE 30, 2008 (UNAUDITED)

Real Estate Income and Growth Fund

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2007	—	$—

Options written	980	48,625
Options expired	(750)	(24,755)
Options exercised	(230)	(23,870)

Options outstanding at June 30, 2008	—	$—

D. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. Net Asset Value Per Share: The methodology and procedures for determining net asset value are identical for each class of shares, but due to the specific distribution expenses and other costs allocable to each class of shares, the net asset value of each class of shares will vary. Class A Shares are purchased at the offering price per share (which includes a sales load), while Class B Shares are purchased at the net asset value per share.

F. Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income distributions will be paid quarterly. Capital gains, if any, will bet distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares. The Fund has made certain investments in REITs which pay distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distributions. It is quite common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital or long-term capital gain. The Fund intends to include the gross distributions from such REITs in its distributions to its shareholders; accordingly, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be re-characterized. The final determination of the amount of the Fund’s return of capital distribution for the period will be made after the end of each calendar year.

Note 2 - Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the six months ended June 30, 2008, excluding short-term investments, were $108,819,153 and $103,035,412, respectively.

Note 3 - Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered

16 | SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)    |    JUNE 30, 2008 (UNAUDITED)

investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Adviser a monthly fee of 1/12 of 0.97% of the Fund’s average daily net assets. Investment advisory fees for the six months ended June 30, 2008 were $1,095,572.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses so that the total operating expenses for Class A Shares and Class B Shares will not exceed 1.97%, and 2.67%, respectively, of the average daily net assets of each class through April 30, 2009. For the six months ended June 30, 2008, there were no advisory fees waived.

Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitations as stated above.

The Fund has adopted distribution plans for Class A Shares and Class B Shares pursuant to Rule 12b-1 (each a “Plan”). Each Plan permits the Fund to pay SSH Securities, Inc. (the “Distributor”), a monthly fee of 1/12 of 0.30% and 1/12 of 1.00% from the average daily net assets of Class A Shares and Class B Shares, respectively, for the Distributor’s services and expenses in distributing shares of each class and providing personal services and/or maintaining shareholder accounts. For the six months ended June 30, 2008, fees paid to the Distributor under the Plan were $327,760 for Class A Shares and $36,922 for Class B Shares.

The Fund’s Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the period ended June 30, 2008, sales charges on Class A Shares paid to the Distributor were $969,005. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on redemptions of $1 million or more made within one year of purchase on Class A Shares. Certain redemptions of the Fund’s Class B Shares made within seven years of purchase are subject to a CDSC, in accordance with the Fund’s current prospectus. For the six months ended June 30, 2008, CDSC fees on Class B Shares paid to the Distributor were $13,484.

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $1,500, $1,000 for each Board meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to affiliated Directors of the Company. For the six months ended June 30, 2008, the Fund was allocated $9,305 of the Chief Compliance Officer’s salary.

Note 4 – Concentration Risk

The Fund invests primarily in real estate related securities. A fund that concentrates its investments is subject to greater risk of loss than a fund that has a more diversified portfolio of investments. Investments in real estate and real estate-related equity securities involve risks different from, and in certain cases greater than, the risks presented by equity securities generally. The main risks are those presented by direct ownership of real estate or real estate industry securities, including possible declines in the value of real estate, environmental problems and changes in interest rates. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to these risks to a greater extent. The stocks purchased by the Fund may not

REAL ESTATE INCOME AND GROWTH FUND | 17

NOTES TO FINANCIAL STATEMENTS (CONT.)    |    JUNE 30, 2008 (UNAUDITED)

appreciate in value as the Adviser anticipates. In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, its ability to retain its tax status as a regulated investment company may be adversely affected.

Note 5 – Federal Income Taxes

The tax character of distributions paid for the period ended December 31, 2007 and the fiscal year ended October 31, 2007 were as follows:

Taxable Distributions

	Ordinary Income	Net Long- Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distribution
12/31/2007
Class A	$1,476,256	$16,747,820	$18,224,076	$375,899	$18,599,975
Class B	35,696	587,233	622,929	13,180	636,109

	$1,511,952	$17,335,053	$18,847,005	$389,079	$19,236,084

10/31/2007
Class A	$7,712,005	$10,884,881	$18,596,886
Class B	255,712	497,312	753,024

	$7,967,717	$11,382,193	$19,349,910

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

The tax character of distributions paid during the year ending December 31, 2008 will be reported in the Fund’s December 31, 2008 Annual Report.

The Fund has adopted the provisions of FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on December 30, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Fund. As of and during the six months ended June 30, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

18 | SPIRIT OF AMERICA

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Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America Real Estate Income and Growth Fund uses to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2008, are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0030.

Investment Adviser

Spirit of America Management Corp.

PO Box 9006

Syosset, NY 11791-9006

Distributor

SSH Securities, Inc.

PO Box 9006

Syosset, NY 11791-9006

Shareholder Services

PNC Global Investment Servicing (U.S.) Inc.

760 Moore Road

King of Prussia, PA 19406

Custodian

PFPC Trust Company

8800 Tinicum Boulevard, 4th floor

Philadelphia, PA 19153

Independent Registered

Public Accounting Firm

Tait Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Counsel

Blank Rome LLP

405 Lexington Avenue

New York, NY 10174

For additional information about the Spirit of America Real Estate Income and Growth Fund, call (800) 452-4892 or (610) 382-7819. This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, policies, expenses, and other information.

©Copyright 2008 Spirit of America              SOARE-SAR08

SPIRIT of AMERICA

LARGE CAP VALUE FUND

SEMI-ANNUAL REPORT

June 30, 2008

MESSAGE TO OUR SHAREHOLDERS

Dear Shareholder,

We are very pleased to send you a copy of the semi-annual report for the Spirit of America Large Cap Value Fund.

At Spirit of America, we conduct our research from the top down. By first identifying the larger economic trends, we then search for sectors which we believe are poised to benefit from those trends, and invest in the companies with the most solid fundamentals.

Market volatility has been causing share prices to fluctuate more than usual, providing an opportunity for those managers with a watchful eye on their lists of stocks to buy. With our large cash balance, we have the advantage of being able to deploy capital when the overall market is experiencing one of its swings, which we believe are short-term in nature. We believe that investing in sound companies at good prices will help enhance the long-term returns of the Fund, and the current market environment is providing us with this opportunity.

We look forward to your continued investment in the Fund.

Sincerely,

David Lerner President	Donna J. Mackay, CFA Portfolio Manager

Any investment in equity securities is subject to risk and market values may fluctuate with economic conditions, interest rates, civil unrest and other factors, which will affect its market value. As with any mutual fund, an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Prospective investors should consider the investment objective, risks and charges and expenses of the Fund carefully before investing. The maximum sales charge on share purchases is 5.25% of the offering price. The Fund’s prospectus contains this and other information about the Fund and may be obtained through your broker or by calling 1-800-452-4892. The prospectus should be read carefully before investing.

LARGE CAP VALUE FUND | 1

MANAGEMENT DISCUSSION (UNAUDITED)

Performance Overview

The Spirit of America Large Cap Value Fund, SOAVX, had a total return of (2.46)% for the 2Q ended June 30, 2008, versus the S&P 500 Index, which returned (2.73)%. In addition, for the six months ended June 30, 2008, the Fund had a total return of (10.35)% versus the S&P 500 Index return of (11.91)%. The sales load adjusted return for the six month period is (15.05)%.

Market Summary

During the first six months of 2008, the market struggled under the weight of the credit and housing crisis, and the build-up in inflationary pressures all over the globe. The S&P 500 Index dropped 19% from a record in October as slowing economic growth, almost $400 billion in credit-related write-downs at global financial firms and rising raw material costs heightened concern that the retreat in earnings would extend through at least the second quarter. The market appeared to stabilize after the collapse in mid-March of Bear Stearns, as the Federal Reserve stepped in to arrest the situation. However, the first quarter reporting season in April brought news of further write-downs at large financial institutions, and a surprise earnings miss at General Electric. The negative headlines weighed on the markets, bringing the indices to new lows by the end of the second quarter ending June 30.

Fund Summary

The equity markets often exhibit volatile periods, usually triggered by economic events that eventually work themselves out. Recall the most recent period, from March of 2000 to the end of 2002, in which the economy went through a collapse in the technology sector, scandals involving firms once thought too big to fail, an attack on the World Trade Center and a recession.

The S&P 500 Index fell 50% during that time period, but eventually reclaimed its old highs by 2007.

During time periods such as these, we believe the best tactic is to maintain a defensive posture such as reducing exposure to the most troubled areas of the economy and holding an above average level of cash in the Fund. At Spirit of America, we believe we have been successful in executing this strategy. As the returns show, despite an overall weak market, the Fund has performed better than its benchmark (gross of fees) and has avoided being victim to any major company implosions. Following is a brief discussion of the path we have taken.

The Fund’s benchmark, the S&P 500 Index, is comprised of 10 general economic sectors. While the Fund diversifies by investing across all ten sectors, it seeks to over- or under-weight depending on a sector’s outlook. The financial sector accounts for 14.25% of the S&P 500 Index as of June 30, 2008. The Fund has maintained its under-weighting of this troubled sector, currently at 7.6% of assets, and has not owned any of the headline grabbing, troubled firms such as Bear Stearns, Fannie Mae, Freddie Mac, AIG, Countrywide Financial, Lehman Brothers, IndyMac, Washington Mutual, Wachovia Bank, Ambac, or Fifth Third Bancorp. The Fund began reducing its positions in the three banks it holds, JP Morgan, Wells Fargo, and Bank America, at the end of 2006 thru mid 2007, in addition to selling 100% of its positions in other financial names held at the time. This maneuver helped to reduce risk to the Fund’s assets, as the exposure to the remaining banks is small.

2 | SPIRIT OF AMERICA

MANAGEMENT DISCUSSION (CONT.) (UNAUDITED)

The consumer discretionary sector, which accounts for 8% of the S&P 500 Index, continues to under-perform as higher fuel costs, smaller wage gains and lower home values have shaken the confidence of many people, raising the odds that spending will keep slowing. The sector has had a negative return since 2007 and the Fund has been under-weight, with only a 1.4% exposure.

The Fund has been maintaining a cash balance between 10-15% of assets during the past year. As the economy begins to stabilize, we plan to deploy that cash and invest in the shares of companies which we believe will appreciate due to their underlying fundamentals. Such fundamentals may include low debt, strong cash flow, low valuation based on price-to-forward earnings, price-to-cash flow, price-to-book value or price to peers, stable earnings, solid dividends and/or increasing revenues.

Summary of Portfolio Holdings

The Securities and Exchange Commission (“SEC”) has adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Spirit of America Large Cap Value Fund

June 30, 2008

Energy	18.29%	$9,362,289
Information Technology	17.34	8,878,680
Industrials	15.67	8,020,170
Health Care	14.51	7,430,170
Consumer Staples	12.14	6,216,260
Financials	8.92	4,565,205
Materials	6.04	3,092,260
Telecommunication Services	3.46	1,770,000
Utilities	2.03	1,040,949
Consumer Discretionary	1.60	819,059
Total Investments	100.00%	$51,195,042

LARGE CAP VALUE FUND | 3

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE SIX MONTH PERIOD JANUARY 1, 2008 TO JUNE 30, 2008

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Spirit of America Large Cap Value Fund

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expense Ratio(1)	Expenses Paid During Period(2)
Actual Fund Return	$1,000.00	$896.50	1.97%	$9.29
Hypothetical 5% Return	$1,000.00	$1,015.07	1.97%	$9.87

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

(1)	Annualized, based on the Fund’s most recent half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 366.

4 | SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS    |    JUNE 30, 2008 (UNAUDITED)

	Shares	Market Value
Common Stocks 85.51%
Consumer Discretionary 1.37%
Best Buy Co., Inc.	10,000	$396,000
Target Corp.	9,100	423,059

		819,059
Consumer Staples 10.38%
Altria Group, Inc.	35,000	719,600
PepsiCo, Inc.	16,000	1,017,440
Philip Morris International, Inc.	40,000	1,975,600
Procter & Gamble Co. (The)	14,000	851,340
Wal-Mart Stores, Inc.	29,400	1,652,280

		6,216,260
Energy 15.64%
Apache Corp.	5,000	695,000
ConocoPhillips	20,000	1,887,800
Energy Transfer Partners L.P.	15,000	652,050
Noble Corp.	22,000	1,429,120
Schlumberger, Ltd.	14,100	1,514,763
Spectra Energy Corp.	12,900	370,746
Transocean, Inc.*	9,000	1,371,510
Valero Energy Corp.	35,000	1,441,300

		9,362,289
Financials 7.62%
Annaly Capital Management, Inc. REIT	75,000	1,163,250
Bank of America Corp.	25,007	596,917
First Industrial Realty Trust, Inc. REIT	10,000	274,700
Host Hotels & Resorts, Inc. REIT	22,142	302,238
JPMorgan Chase & Co.	20,000	686,200
Merrill Lynch & Co., Inc.	20,000	634,200
optionsXpress Holdings, Inc.	30,000	670,200
Wells Fargo & Co.	10,000	237,500

		4,565,205
Health Care 12.41%
Abbott Laboratories	25,000	1,324,250
Amgen, Inc.*	10,000	471,600
Covidien, Ltd.	6,000	287,340
Johnson & Johnson	15,300	984,402
Medco Health Solutions, Inc.*	25,000	1,180,000
Pfizer, Inc.	17,000	296,990
UnitedHealth Group, Inc.	50,000	1,312,500
Wyeth	32,800	1,573,088

		7,430,170

See accompanying notes to financial statements.

LARGE CAP VALUE FUND | 5

SCHEDULE OF INVESTMENTS (CONT.)    |    JUNE 30, 2008 (UNAUDITED)

	Shares	Market Value
Industrials 13.40%
3M Co.	20,000	$1,391,800
Caterpillar, Inc.	23,000	1,697,860
Deere & Co.	14,000	1,009,820
Foster Wheeler, Ltd.*	5,000	365,750
General Electric Co.	76,000	2,028,440
Manitowoc Co., Inc. (The)	10,000	325,300
Tyco International, Ltd.	30,000	1,201,200

		8,020,170
Information Technology 14.83%
Accenture, Ltd., Class A	40,000	1,628,800
Cisco Systems, Inc.*	60,000	1,395,600
EMC Corp.*	80,000	1,175,200
Hewlett-Packard Co.	30,000	1,326,300
Microsoft Corp.	58,000	1,595,580
Nokia Oyj, ADR	20,000	490,000
Texas Instruments, Inc.	45,000	1,267,200

		8,878,680
Materials 5.16%
Du Pont (E.I.) de Nemours & Co.	26,000	1,115,140
Newmont Mining Corp.	15,000	782,400
Nucor Corp.	16,000	1,194,720

		3,092,260
Telecommunication Services 2.96%
Verizon Communications, Inc.	50,000	1,770,000

Utilities 1.74%
American Electric Power Co., Inc.	11,300	454,599
Consolidated Edison, Inc.	15,000	586,350

		1,040,949
Total Investments — 85.51%
(Cost $49,972,235**)		51,195,042
Cash and Other Assets Net of Liabilities — 14.49%		8,676,523

NET ASSETS — 100.00%		$59,871,565

ADR - American Depository Receipt REIT - Real Estate Investment Trust * Non-income producing security. ** Aggregate cost is $49,972,235, and net unrealized appreciation consists of:
Gross unrealized appreciation		$6,795,033
Gross unrealized depreciation		(5,572,226)

Net unrealized appreciation		$1,222,807

6 | SPIRIT OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES    |    JUNE 30, 2008 (UNAUDITED)

ASSETS
Investments in securities at value (cost $49,972,235) (Note 1)	$51,195,042
Cash	9,030,987
Dividends and interest receivable	138,231
Receivable for Fund shares sold	78,044
Prepaid expenses	23,108

TOTAL ASSETS	60,465,412

LIABILITIES
Payable for investments purchased	364,648
Payable for Fund shares redeemed	109,296
Payable for investment advisory fees	49,876
Payable for distribution fees (Note 3)	15,221
Payable for distributions to shareholders	3,751
Other accrued expenses	51,055

TOTAL LIABILITIES	593,847

NET ASSETS	$59,871,565
Net assets applicable to 4,685,212 shares outstanding, $0.001 par value (500,000,000 authorized shares)	$59,871,565
Net asset value and redemption price per share ($59,871,565 ÷ 4,685,212 shares)	$12.78
Maximum offering price per share ($12.78 ÷ 0.9475)	$13.49
SOURCE OF NET ASSETS
At June 30, 2008, net assets consisted of:
Paid-in capital	$56,872,657
Undistributed net investment income	275
Accumulated net realized gain on investments and written options	1,775,826
Net unrealized appreciation on investments	1,222,807

NET ASSETS	$59,871,565

See accompanying notes to financial statements.

LARGE CAP VALUE FUND | 7

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)
INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $ 2,341)	$667,043
Interest	87,518

TOTAL INVESTMENT INCOME	754,561
EXPENSES
Investment Advisory fees (Note 3)	301,694
Distribution fees (Note 3)	93,308
Transfer Agent fees	70,418
Administration fees	43,534
Accounting fees	30,142
Printing expense	16,279
Insurance expense	11,000
Legal fees	9,715
Auditing fees	8,198
Custodian fees	6,833
Registration fees	5,037
Directors’ fees	4,469
Chief Compliance Officer salary	2,565
Other expenses	1,839

TOTAL EXPENSES	605,031
Recovery of past waived fees (Note 3)	7,689

NET EXPENSES	612,720

NET INVESTMENT INCOME	141,841
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND WRITTEN OPTIONS
Net realized gain from investment transactions	1,747,401
Net realized gain from written options	6,450
Net change in unrealized appreciation/depreciation of investments	(8,776,262)

Net realized and unrealized loss on investments and written options	(7,022,411)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,880,570)

See accompanying notes to financial statements.

8 | SPIRIT OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2008 (Unaudited)	For the Two-Month Period Ended December 31, 2007*	For the Year Ended October 31, 2007
OPERATIONS
Net investment income	$141,841	$22,602	$126,774
Net realized gain from investment transactions and written options	1,753,851	62,742	3,841,273
Net change in unrealized appreciation/depreciation of investments	(8,776,262)	(1,634,387)	3,043,126

Net increase (decrease) in net assets	(6,880,570)	(1,549,043)	7,011,173
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income	(141,566)	(22,602)	(126,954)
Distributions from realized gains	(5,578)	(3,861,978)	(1,857,162)

Total distributions to shareholders	(147,144)	(3,884,580)	(1,984,116)
CAPITAL SHARE TRANSACTIONS (Dollar Activity)
Shares sold	6,127,506	2,737,326	20,490,635
Shares issued from reinvestment of distributions	140,563	3,708,855	1,890,589
Shares redeemed	(5,480,395)	(1,387,477)	(7,110,966)

Increase in net assets derived from capital share transactions (a)	787,674	5,058,704	15,270,258

Total increase (decrease) in net assets	(6,240,040)	(374,919)	20,297,315
NET ASSETS
Beginning of period	66,111,605	66,486,524	46,189,209

End of period	$59,871,565	$66,111,605	$66,486,524
Accumulated undistributed net investment income	$275	$—	$—
(a) Transactions in capital stock were:
Shares sold	455,429	181,252	1,392,101
Shares issued from reinvestment of distributions	10,872	255,080	133,923
Shares redeemed	(407,767)	(93,321)	(487,427)

Increase in shares outstanding	58,534	343,011	1,038,597

*	The Fund’s fiscal year-end changed from October 31 to December 31, effective December 31, 2007.

See accompanying notes to financial statements.

LARGE CAP VALUE FUND | 9

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	For the Six Months Ended 6/30/08 (Unaudited)	For the Two-Month Period Ended 12/31/07*	For the Year Ended 10/31/07	For the Year Ended 10/31/06	For the Year Ended 10/31/05	For the Year Ended 10/31/04	For the Year Ended 10/31/03
Net Asset Value, Beginning of Period	$14.29	$15.52	$14.23	$12.69	$11.74	$11.09	$9.63
Income from Investment Operations:
Net investment income	0.03 [1]	0.01	0.03	0.04	0.09	0.04	0.07
Net realized and unrealized gain (loss) on investments	(1.51)	(0.35)	1.84	1.67	0.98	0.68	1.51

Total from investment operations	(1.48)	(0.34)	1.87	1.71	1.07	0.72	1.58
Less Distributions:
Distributions from net investment income	(0.03)	(0.01)	(0.03)	(0.04)	(0.09)	(0.04)	(0.08)
Distributions from capital gains	(0.00)[2]	(0.88)	(0.55)	(0.13)	(0.03)	(0.01)	—
Distributions from return of capital	—	—	—	—	—	(0.02)	(0.04)

Total distributions	(0.03)	(0.89)	(0.58)	(0.17)	(0.12)	(0.07)	(0.12)

Net Asset Value, End of Period	$12.78	$14.29	$15.52	$14.23	$12.69	$11.74	$11.09
Total Return[3]	(10.35%)[4]	(2.30%)[4]	13.56%	13.52%	9.07%	6.48%	16.47%

Ratios/Supplemental Data
Net assets, end of period (000)	$59,872	$66,112	$66,487	$46,189	$40,347	$35,826	$17,279
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.95%[5]	1.95%[5]	1.93%	2.07%	1.96%	2.03%	2.65%
After expense reimbursement or recapture	1.97%[5]	1.97%[5]	1.97%	1.97%	1.97%	1.97%	1.97%
Ratio of net investment income to average net assets	0.48%[5]	0.21%[5]	0.23%	0.26%	0.70%	0.41%	0.80%
Portfolio turnover	18.14%[4]	—	22.14%	14.37%	15.37%	—	—

[1]	Calculated based on the average number of shares outstanding during the period.

[2]	Amount represents less than $0.01 per share.

[3]	Calculation does not reflect sales load.

[4]	Calculation is not annualized.

[5]	Calculation is annualized.

*	The Fund’s fiscal year-end changed from October 31 to December 31, effective December 31, 2007.

See accompanying notes to financial statements.

10 | SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS    |    JUNE 30, 2008 (UNAUDITED)

Note 1 - Significant Accounting Policies

Spirit of America Large Cap Value Fund (the “Fund”), a series of Spirit of America Investment Fund, Inc. (the “Company”), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15,1997. The Fund commenced operations on August 1, 2002. The Fund seeks capital appreciation with a secondary objective of current income by investing in equity securities in the large cap value segment of the U.S. equity market. The Fund offers one class of shares.

The Fund changed its fiscal year-end from October 31 to December 31, effective beginning with the period ended December 31, 2007.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation: The offering price and net asset value per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), which is effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

LARGE CAP VALUE FUND | 11

NOTES TO FINANCIAL STATEMENTS (CONT.)    |    JUNE 30, 2008 (UNAUDITED)

The summary of inputs used to value the Fund’s net assets as of June 30, 2008 is as follows:

Large Cap Value Fund

Valuation Inputs
Level 1 - Quoted Prices	$51,195,042
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total Market Value of Investments	$51,195,042

B. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. Option Contracts: An option contact gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call options is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in options contracts requires the Fund to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of options that expire unexercised are treated by the Fund, on expiration date, as realized losses on investments.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

12 | SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)    |    JUNE 30, 2008 (UNAUDITED)

Large Cap Value Fund

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2007	—	$—

Options written	100	11,450
Options expired	(50)	(6,450)
Options exercised	(50)	(5,000)

Options outstanding at June 30, 2008	—	$—

D. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income distributions will be paid quarterly. Capital gains, if any, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares. A portion of the distributions paid to the Fund and subsequently distributed to shareholders may be characterized as a return of capital, long-term capital gain or short-term capital gain. The Fund has made certain investments in real estate investment trusts (“REITs”) which pay distributions to their shareholders based upon available funds from operations. It is quite common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital or long-term capital gain. The Fund intends to include the gross distributions from such REITs in its distributions to its shareholders; accordingly, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be re-characterized. The final determination of the amount of the Fund’s return of capital distribution for the period will be made after the end of each calendar year.

Note 2 - Purchases and Sales of Securities

Purchases and proceeds from sales of securities for the six months ended June 30, 2008, excluding short-term investments, were $11,531,991 and $9,628,314, respectively.

Note 3 - Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Adviser a monthly fee of 1/12 of 0.97% of the Fund’s average daily net assets. Investment advisory fees for the six months ended June 30, 2008 were $301,694.

LARGE CAP VALUE FUND | 13

NOTES TO FINANCIAL STATEMENTS (CONT.)    |    JUNE 30, 2008 (UNAUDITED)

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses so that the total operating expenses will not exceed 1.97% of the average daily net assets of the Fund through April 30, 2009. For the six months ended June 30, 2008, there were no advisory fees waived.

Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitation as stated above. For the six months ended June 30, 2008, the Fund reimbursed the Adviser $7,689 of expenses previously waived. The balance of recoverable expenses to the Adviser at June 30, 2008 was $26,333, expiring in 2009.

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay SSH Securities, Inc. (the “Distributor”) a monthly fee of 1/12 of 0.30% of the Funds average daily net assets for the Distributor’s services and expenses in distributing shares of the Fund and providing personal services and/or maintaining shareholder accounts. For the six months ended June 30, 2008, fees paid to the Distributor under the Plan were $93,308.

The Fund’s shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the six months ended June 30, 2008, sales charges received by the Distributor were $298,327. A contingent deferred sales charge of 1.00% may be imposed on redemptions of $1 million or more made within one year of purchase.

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $1,500, $1,000 for each Board meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to affiliated Directors of the Company. For the six months ended June 30, 2008, the Fund was allocated $2,565 of the Chief Compliance Officer’s salary.

14 | SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)     |    JUNE 30, 2008 (UNAUDITED)

Note 4 – Federal Income Taxes

The tax character of distributions paid for the period ended December 31, 2007 and the fiscal year ended October 31, 2007 were as follows:

Taxable Distributions

	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions
12/31/2007	$178,988	$3,705,592	$3,884,580
10/31/2007	$147,457	$1,836,659	$1,984,116

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

The tax character of distributions paid during the year ending December 31, 2008 will be reported in the Fund’s December 31, 2008 Annual Report.

The Fund has adopted the provisions of FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on December 30, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Fund. As of and during the six months ended June 30, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

LARGE CAP VALUE FUND | 15

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Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America Large Cap Value Fund uses to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2008, are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0030.

Investment Adviser

Spirit of America Management Corp.

PO Box 9006

Syosset, NY 11791-9006

Distributor

SSH Securities, Inc.

PO Box 9006

Syosset, NY 11791-9006

Shareholder Services

PNC Global Investment Servicing (U.S.) Inc.

760 Moore Road

King of Prussia, PA 19406

Custodian

PFPC Trust Company

8800 Tinicum Boulevard, 4th floor

Philadelphia, PA 19153

Independent Registered

Public Accounting Firm

Tait Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Counsel

Blank Rome LLP

405 Lexington Avenue

New York, NY 10174

For additional information about the Spirit of America Large Cap Value Fund, call (800) 452-4892 or (610) 382-7819. This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, policies, expenses, and other information.

©Copyright 2008 Spirit of America              SOALC-SAR08

HIGH YIELD TAX FREE BOND FUND

SEMI-ANNUAL REPORT
June 30, 2008

SPIRIT of AMERICA

MESSAGE TO OUR SHAREHOLDERS

Dear Shareholder,

We are pleased to send you the inaugural copy of the semi-annual report for The Spirit of America High Yield Tax Free Bond Fund. The Fund began operations on February 29, 2008.

We are delighted to be able to share this letter with you following the month of June in which we saw our largest inflow of new money into the Fund. It has been exciting to see the increase in the number of shareholders that have shown such confidence in our new fund.

We firmly believe that striving for the optimal balance between yield and risk will position us to achieve long term success. We are dedicated to providing our investors with a fund that will merit their long term commitment and satisfaction.

We are excited, as we hope you are, to be a part of a new fund which we anticipate will continue to grow and is designed to deliver attractive returns to our investors.

Thank you for being a part of the Spirit of America Family of Funds.

Sincerely,

David Lerner	William Mason
President	Portfolio Manager

Any investment in debt securities is subject to risk and market values may fluctuate with economic conditions, interest rates, civil unrest and other factors, which will affect its market value. As with any mutual fund, an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Prospective investors should consider the investment objective, risks and charges and expenses of the Fund carefully before investing. The maximum sales charge on share purchases is 4.75% of the offering price. The Fund’s prospectus contains this and other information about the Fund and may be obtained through your broker or by calling 1-800-452-4892. The prospectus should be read carefully before investing.

HIGH YIELD TAX FREE BOND FUND | 1

MANAGEMENT DISCUSSION (UNAUDITED)

Introduction

The Spirit of America High Yield Tax Free Bond Fund (SOAMX) is the latest addition to the Spirit of America Family of Funds. The Fund’s objective is to seek high current income that is exempt from federal income tax. The emphasis of the Fund is in the High Yield section of the municipal market. We are pursuing a balance between yield and risk.

Although the mandate of the Fund allows it to invest in lower rated securities, so far the focus has been to invest in bonds in the “Baa3”/”BBB-” range and higher. This Fund is continuing to take a relatively conservative strategy to investing in the high yield municipal market sector.

The Fund, despite being a high yield bond fund, has been able to maintain attractive yields without venturing into the speculative, below investment grade segment of the high yield municipal market. As of June 30, 2008, one hundred percent of the Fund is investment grade. In fact, over 30% of the Fund is invested in “A” rated or better paper.

Overview

High yield municipal bonds are typically issued by government entities to finance economic or industrial development, as well as housing, healthcare and environmental projects. Other high yield municipals are issued to finance such things as airport terminals, charter schools, and projects related to utilities. In addition, a large number of bonds have been issued by local governments in anticipation of revenues owed by the tobacco industry.

The interest payments are usually covered by a special tax or revenue from the project, and the bonds are often backed by hard assets or mortgage income associated with the project. High yield municipals may also be issued to finance private projects that benefit the community, such as waste remediation or public utilities. In those cases the debt is usually backed and paid for by a corporation. As with the broader municipal market, high yield municipal bonds provide income that is exempt from federal, and sometimes state, income taxes.

While certainly not a primary goal, one added benefit we have been able to accomplish is maintaining a percentage of our bonds in states and territories which have a tax exemption in New York, New Jersey and Connecticut. The majority of our clients reside in these three states.

Game Plan

This Fund does not make decisions based on complicated algorithms. We are not a Quant Fund. We are not a Hedge Fund. In Spirit of America High Yield Tax Free Bond Fund technology works for us and we do not work for technology. We do not receive buy signals from a computer generated model.

We invest the old fashioned way – hard work, intensive research, and intuitive decisions. Our decisions are based on experience. We have over 62 years combined experience on Wall Street. This is a fund that employs conservative trading and investing techniques, albeit with high yielding securities.

2 | SPIRIT OF AMERICA

MANAGEMENT DISCUSSION (CONT.) (UNAUDITED)

Summary

Spirit of America High Yield Tax Free Bond Fund continues to grow at a steady and healthy pace. The Fund saw inflows of $15,403,482 thru June 30, 2008. The month of June saw the largest inflows of $7,412,540.

Our expectations are for continued growth in assets under management. We plan to proceed with the same game plan we have employed since the Fund began: pursuing a balance between yield and risk.

Summary of Portfolio Holdings

The Securities and Exchange Commission (“SEC”) has adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Spirit of America High Yield Tax Free Bond Fund

June 30, 2008

Ohio	11.93%	$1,628,541
Puerto Rico	9.33	1,273,326
Michigan	8.18	1,116,792
Texas	7.41	1,012,192
North Dakota	7.32	999,350
California	6.59	899,940
Indiana	6.37	869,490
New Jersey	6.14	838,924
Georgia	5.47	747,152
Illinois	5.33	727,312
Colorado	5.31	725,550
Tennessee	4.13	564,632
Wisconsin	3.10	422,900
Louisiana	2.63	358,544
New York	2.39	326,825
Connecticut	1.65	225,320
Arizona	1.58	215,308
Florida	1.54	209,975
New Hampshire	1.51	205,543
Maryland	1.03	141,324
Pennsylvania	0.71	97,568
Nevada	0.35	48,354
Total Investments	100.00%	$13,654,862

HIGH YIELD TAX FREE BOND FUND | 3

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE PERIOD MARCH 1, 2008 TO JUNE 30, 2008

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Spirit of America High Yield Tax Free Bond Fund

	Beginning Account Value 3/1/08	Ending Account Value 6/30/08	Expense Ratio(1)	Expenses Paid During Period(2)
Actual Fund Return	$1,000.00	$1,006.10	0.30%	$1.00
Hypothetical 5% Return	$1,000.00	$1,015.67	0.30%	$1.01

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

(1)	Annualized, based on the Fund’s most recent period of expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 366.

4 | SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS    |    JUNE 30, 2008 (UNAUDITED)

	Principal Amount	Market Value
Municipal Bonds 93.05%
Arizona 1.47%
Pima County Industrial Development Authority, Refunding Revenue Bonds, Series O, Callable 07/01/16 @ 100, 5.00%, 07/01/26	$250,000	$215,308

California 6.13%
Hesperia Public Financing Authority, Miscellaneous Purposes Tax Allocation Bonds, Series A, Callable 09/01/17 @ 100 (OID) (XLCA), 5.00%, 09/01/37	500,000	445,355
Turlock CA, Hospital Improvements Certificate of Participation, Callable 10/15/14 @ 100 (OID), 5.38%, 10/15/34	250,000	226,235
Turlock CA, Hospital Improvements Certificate of Participation, Series B, Callable 10/15/17 @ 100, 5.50%, 10/15/37	250,000	228,350

		899,940
Colorado 4.94%
Montrose Memorial Hospital, Hospital Improvements Revenue Bonds, Callable 12/01/13 @ 102 (OID), 6.00%, 12/01/33	500,000	481,080
Public Authority for Colorado Energy, Natural Gas Utility Improvements Revenue Bonds, (OID), 6.50%, 11/15/38	250,000	244,470

		725,550
Connecticut 1.54%
Connecticut State Development Authority, Refunding Revenue Bonds, Series A, Callable 05/01/17 @ 100, (LOC Citibank) (OID), 4.75%, 05/01/42	250,000	225,320

Florida 1.43%
Hillsborough County Industrial Development Authority, School Improvements Revenue Bonds, Series A, Callable 05/15/17 @ 100, 5.13%, 05/15/37	250,000	209,975

Georgia 5.09%
Coffee County Hospital Authority, Refunding Revenue Bonds, Series PJ, Callable 12/01/14 @ 100, 5.00%, 12/01/19	250,000	226,275
Main Street Natural Gas, Inc. Natural Gas Utility Improvements Revenue Bonds, Series A, (OID), 6.25%, 07/15/28	270,000	269,382

See accompanying notes to financial statements.

HIGH YIELD TAX FREE BOND FUND | 5

SCHEDULE OF INVESTMENTS (CONT.)    |    JUNE 30, 2008 (UNAUDITED)

	Principal Amount	Market Value
Georgia (cont.)
Main Street Natural Gas, Inc. Natural Gas Utility Improvements Revenue Bonds, Series A, (OID), 6.38%, 07/15/38	$250,000	$251,495

		747,152
Illinois 4.96%
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Callable 02/15/18 @ 100 (OID), 5.50%, 02/15/38	250,000	236,942
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/18 @ 100, (Assured Guaranty) (OID), 5.25%, 08/15/47	250,000	250,568
Illinois Finance Authority, Refunding Revenue Bonds, Callable 08/15/18 @ 100 (OID), 5.50%, 08/15/30	250,000	239,802

		727,312
Indiana 5.92%
Indiana Health & Educational Facilities Financing Authority, Hospital Improvements Revenue Bonds, Callable 03/01/17 @ 100, 5.50%, 03/01/37	1,000,000	869,490

Louisiana 2.44%
Parish of St. John Baptist, Industrial Improvements Revenue Bonds, Series A, Callable 06/01/17 @ 100, 5.13%, 06/01/37	400,000	358,544

Maryland 0.96%
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 05/15/16 @ 100, 5.25%, 05/15/46	150,000	141,324

Michigan 7.61%
Cesar Chavez Academy, Inc., School Improvements Certificate of Participation, Callable 02/01/13 @ 102, 6.50%, 02/01/33	185,000	181,650
Crossroads Charter Academy, Refunding Revenue Bonds, Callable 06/01/17 @ 100 (OID), 5.25%, 06/01/35	250,000	215,592
Michigan Public Educational Facilities Authority, School Improvements Revenue Bonds, Series A, Callable 12/01/15 @ 100, 6.00%, 12/01/35	500,000	476,750
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Series A, Callable 06/01/18 @ 100 (OID) (When Issued), 6.88%, 06/01/42	250,000	242,800

		1,116,792

6 | SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)    |    JUNE 30, 2008 (UNAUDITED)

	Principal Amount	Market Value
Nevada 0.33%
Reno, Hospital Improvements Revenue Bonds, Callable 06/01/18 @ 100, (AMBAC) (OID), 5.50%, 06/01/28	$50,000	$48,354

New Hampshire 1.40%
New Hampshire Health & Education Facilities Authority, Refunding Revenue Bonds, Callable 01/01/15 @ 100, (ACA), 5.00%, 01/01/36	250,000	205,543

New Jersey 5.72%
Jersey City Municipal Utilities Authority, Refunding Revenue Bonds, (FGIC) (OID), 3.50%, 01/01/15	250,000	229,752
New Jersey Economic Development Authority, Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID) (When Issued), 5.88%, 07/01/28	250,000	247,248
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 5.00%, 07/01/27	100,000	97,251
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series 1A, Callable 06/01/17 @ 100 (OID), 5.00%, 06/01/41	350,000	264,673

		838,924
New York 2.23%
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100, (FGIC), 5.00%, 03/01/46	250,000	238,195
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100, (FGIC) (OID), 4.50%, 03/01/39	100,000	88,630

		326,825
North Dakota 6.81%
Grand Forks, Hospital Improvements Revenue Bonds, Callable 08/01/08 @ 101.5, (MBIA) (OID), 5.63%, 08/15/27	1,000,000	999,350

Ohio 11.10%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, 6.50%, 06/01/47	1,500,000	1,377,840

HIGH YIELD TAX FREE BOND FUND | 7

SCHEDULE OF INVESTMENTS (CONT.)    |    JUNE 30, 2008 (UNAUDITED)

	Principal Amount	Market Value
Ohio (cont.)
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100 (OID), 5.88%, 06/01/47	$300,000	$250,701

		1,628,541
Pennsylvania 0.66%
Pennsylvania Higher Educational Facilities Authority, University & College Improvements Revenue Bonds, Callable 05/01/13 @ 100 (OID), 5.50%, 05/01/34	100,000	97,568

Puerto Rico 8.68%
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/16 @ 100, 5.25%, 07/01/26	250,000	249,422
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, Callable 07/01/18 @ 100 (OID), 5.00%, 07/01/22	250,000	244,342
Puerto Rico Aqueduct & Sewer Authority, Water & Utility Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 6.00%, 07/01/38	125,000	130,734
Puerto Rico Electric Power Authority, Electric Light & Power Improvements Revenue Bonds, Series TT, Callable 07/01/17 @ 100, 5.00%, 07/01/37	250,000	241,105
Puerto Rico Public Buildings Authority, Public Improvements Revenue Bonds, Series I, Callable 07/01/14 @ 100, (Commonwealth Guaranteed) (OID), 5.25%, 07/01/33	275,000	271,607
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed), 6.25%, 07/01/31	125,000	136,116

		1,273,326
Tennessee 3.85%
Tennessee Energy Acquisition Corp., Natural Gas Utility Improvements Revenue Bonds, Series A, 5.25%, 09/01/26	615,000	564,632

Texas 6.90%
Garza County Public Facility Corp., Public Improvements Revenue Bonds, Callable 10/01/16 @ 100, 5.75%, 10/01/25	250,000	247,015
North Texas Tollway Authority, Refunding Revenue Bonds, Series B, Callable 01/01/18 @ 100 (OID), 5.75%, 01/01/40	200,000	200,724
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds, Series D (OID) (When Issued), 6.25%, 12/15/26	250,000	239,705

8 | SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)    |    JUNE 30, 2008 (UNAUDITED)

	Principal Amount	Market Value
Texas (cont.)
Texas State Public Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/14 @ 100, (ACA), 5.00%, 02/15/36	$400,000	$324,748

		1,012,192
Wisconsin 2.88%
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/18	350,000	336,640
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/31	100,000	86,260

		422,900
Total Investments — 93.05%
(Cost $13,831,814*)		13,654,862
Cash and Other Assets Net of Liabilities — 6.95%		1,020,564

NET ASSETS — 100.00%		$14,675,426

ACA - Insured by ACA Financial Guaranty Corp.

AMBAC - Insured by AMBAC Indemnity Corp.

FGIC - Insured by Financial Guaranty Insurance Corp.

MBIA - Insured by MBIA.

OID - Original Issue Discount

XLCA - Insured by XL Capital Assurance.

*  The aggregate cost is $13,831,814, and net unrealized depreciation consists of:

Gross unrealized appreciation		$64,291
Gross unrealized depreciation		(241,243)

Net unrealized depreciation		$(176,952)

HIGH YIELD TAX FREE BOND FUND | 9

STATEMENT OF ASSETS AND LIABILITIES    |    JUNE 30, 2008 (UNAUDITED)

ASSETS
Investments in securities at value (cost $13,831,814) (Note 1)	$13,654,862
Cash	749,944
Receivable for Fund shares sold	1,103,535
Dividends and interest receivable	175,510
Receivable from adviser	11,558

TOTAL ASSETS	15,695,409
LIABILITIES
Payable for investments purchased	956,735
Payable for distributions to shareholders	25,718
Payable for distribution fees (Note 3)	1,266
Payable for Directors’ fees	168
Other accrued expenses	36,096

TOTAL LIABILITIES	1,019,983

NET ASSETS	$14,675,426
Net assets applicable to 1,485,142 shares outstanding, $0.001 par value (500,000,000 authorized shares)	$14,675,426
Net asset value and redemption price per share ($14,675,426 ÷ 1,485,142 shares)	$9.88
Maximum offering price per share ($9.88 ÷ 0.9525)	$10.37
SOURCE OF NET ASSETS
At June 30, 2008, net assets consisted of:
Paid-in capital	$14,852,378
Net unrealized depreciation on investments	(176,952)

NET ASSETS	$14,675,426

See accompanying notes to financial statements.

10 | SPIRIT OF AMERICA

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2008 (Unaudited)*
INVESTMENT INCOME
Interest	$94,115

TOTAL INVESTMENT INCOME	94,115
EXPENSES
Investment Advisory fees (Note 3)	9,744
Distribution fees (Note 3)	2,436
Transfer Agent fees	18,684
Accounting fees	9,607
Printing expense	6,493
Custodian fees	6,426
Administration fees	4,275
Auditing fees	3,994
Legal fees	2,412
Registration fees	1,517
Directors’ fees	258
Chief Compliance Officer salary	130
Other expenses	1,263

TOTAL EXPENSES	67,239
Fees waived and reimbursed by Adviser (Note 3)	(62,367)

NET EXPENSES	4,872

NET INVESTMENT INCOME	89,243
UNREALIZED LOSS ON INVESTMENTS
Net change in unrealized depreciation of investments	(176,952)

Net unrealized loss on investments	(176,952)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(87,709)

*	The Fund commenced operations on February 29, 2008.

See accompanying notes to financial statements.

HIGH YIELD TAX FREE BOND FUND | 11

STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended June 30, 2008 (Unaudited)*
OPERATIONS
Net investment income	$89,243
Net change in unrealized appreciation/depreciation of investments	(176,952)

Net decrease in net assets	(87,709)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income	(89,243)

Total distributions to shareholders	(89,243)
CAPITAL SHARE TRANSACTIONS (Dollar Activity)
Shares sold	14,812,936
Shares issued from reinvestment of distributions	49,442
Shares redeemed	(10,000)

Increase in net assets derived from capital share transactions (a)	14,852,378

Total increase in net assets	14,675,426
NET ASSETS
Beginning of period	—
End of period	$14,675,426
(a) Transactions in capital stock were:
Shares sold	1,481,222
Shares issued from reinvestment of distributions	4,922
Shares redeemed	(1,002)

Increase in shares outstanding	1,485,142

*	The Fund commenced operations on February 29, 2008.

See accompanying notes to financial statements.

12 | SPIRIT OF AMERICA

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

For the Period Ended June 30, 2008 (Unaudited)*
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income	0.18 [1]
Net unrealized loss on investments	(0.12)

Total from investment operations	0.06
Less Distributions:
Distributions from net investment income	(0.18)

Total distributions	(0.18)

Net Asset Value, End of Period	$9.88
Total Return[2]	0.61%[3]
Ratios/Supplemental Data
Net assets, end of period (000)	$14,675
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	3.54%[4]
After expense reimbursement or recapture	0.30%[4]
Ratio of net investment income to average net assets	2.26%[4]
Portfolio turnover	—

[1]	Calculated based on the average number of shares outstanding during the period.

[2]	Calculation does not reflect sales load.

[3]	Calculation is not annualized.

[4]	Calculation is annualized.

*	The Fund commenced operations on February 29, 2008.

See accompanying notes to financial statements.

HIGH YIELD TAX FREE BOND FUND | 13

NOTES TO FINANCIAL STATEMENTS    |    JUNE 30, 2008 (UNAUDITED)

Note 1 - Significant Accounting Policies

Spirit of America High Yield Tax Free Bond Fund (the “Fund”), a series of Spirit of America Investment Fund, Inc. (the “Company”), is an open-end non-diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on February 29, 2008. The Fund seeks high current income that is exempt from federal income tax, investing at least 80% of its assets in municipal bonds. The Fund offers one class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation: The offering price and net asset value per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), which is effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of February 29, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14 | SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)    |    JUNE 30, 2008 (UNAUDITED)

The summary of inputs used to value the Fund’s net assets as of June 30, 2008 is as follows:

High Yield Tax Free Bond Fund

Valuation Inputs
Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs	13,654,862
Level 3 - Significant Unobservable Inputs	—

Total Market Value of Investments	$13,654,862

B. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income distributions will be declared daily and paid monthly. Capital gains, if any, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares.

Note 2 - Purchases and Sales of Securities

Purchases and proceeds from sales of securities for the period ended June 30, 2008, excluding short-term investments, were $13,822,240 and $0, respectively.

Note 3 - Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Adviser a monthly fee of 1/12 of 0.60% of the Fund’s average daily net assets. The Adviser has agreed to voluntarily waive its management fee of 0.60% through September 30, 2008. The Adviser may extend all of a portion of such waiver but is not obligated to do so. Investment advisory fees for the period ended June 30, 2008 were $9,744.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses so that the total operating expenses will not exceed 0.90% of the average daily net assets of the Fund through April 30, 2009. For the period ended June 30, 2008, the Adviser reimbursed the Fund $62,367.

HIGH YIELD TAX FREE BOND FUND | 15

NOTES TO FINANCIAL STATEMENTS (CONT.)    |    JUNE 30, 2008 (UNAUDITED)

Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitation as stated above. The balance of recoverable expenses to the Adviser at June 30, 2008 was $62,367, expiring in 2011.

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay SSH Securities, Inc. (the “Distributor”) a monthly fee of 1/12 of 0.15% of the Funds average daily net assets for the Distributor’s services and expenses in distributing shares of the Fund and providing personal services and/or maintaining shareholder accounts. For the period ended June 30, 2008, fees paid to the Distributor under the Plan were $2,436.

The Fund’s shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the period ended June 30, 2008, sales charges received by the Distributor were $670,838. A contingent deferred sales charge of 1.00% may be imposed on redemptions of $1 million or more made within one year of purchase.

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $1,500, $1,000 for each Board meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to affiliated Directors of the Company. For the period ended June 30, 2008, the Fund was allocated $130 of the Chief Compliance Officer’s salary.

Note 4 - Concentration and Other Risks

The High Yield Fund is non-diversified such that the Fund may invest a larger percentage of its assets in a given security than a diversified fund.

The Fund’s performance could be adversely affected by interest rate risk, which is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for the Fund because it invests mainly in long-term bonds, whose prices are much more sensitive to interest fluctuations than are the prices of short-term bonds.

The Fund may be affected by credit risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. This risk may be greater to the extent that the Fund may invest in junk bonds.

16 | SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)    |    JUNE 30, 2008 (UNAUDITED)

The Fund may be affected by credit risk of lower grade securities, which is the possibility that municipal securities rated below investment grade, or unrated of similar quality, (frequently called “junk bonds”), may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade municipal securities. Securities that are (or that have fallen) below investment- grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Fund’s ability to sell these securities at an acceptable price. If the issuer of securities is in default in payment of interest or principal, the Fund may lose its entire investment in those securities.

Other risks include income risk, liquidity risk, municipal project specific risk, municipal lease obligation risk, zero coupon securities risk, market risk, manager risk, taxability risk, state-specific risk and exchange traded funds risk.

Note 5 – Federal Income Taxes

The tax character of distributions paid during the year ending December 31, 2008 will be reported in the Fund’s December 31, 2008 Annual Report.

The Fund has adopted the provisions of FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2008. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Fund. As of and during the period ended June 30, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

HIGH YIELD TAX FREE BOND FUND | 17

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT    |    JUNE 30, 2008 (UNAUDITED)

Approval of the Investment Advisory Agreement

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that a registered investment company’s investment advisory agreement be initially approved both by a majority of its shareholders and also by a majority of the directors who are not parties to the investment advisory agreement or “interested persons” (as defined by the 1940 Act) of any such party (the “Independent Directors”) voting separately. The Fund’s initial shareholder approved the Advisory Agreement on February 28, 2008. On December 12, 2007, at a meeting called for the purpose of voting on such approval (the “Meeting”), the Board of Directors (the “Board” or “Directors”) of Spirit of America Investment Fund, Inc. (the “Company”) met in person to, among other things, review and consider the approval of the Investment Advisory Agreement (the “Advisory Agreement”) by and between Spirit of America Management Corp. (the “Adviser”) and the Company, on behalf of Spirit of America High Yield Tax Free Bond Fund (the “Fund”). At the Meeting, the Board, including the Independent Directors, voting separately, approved the Advisory Agreement after determining that the Adviser’s compensation, pursuant to the terms of the Advisory Agreement, would be fair and reasonable and concluded that the approval of the Advisory Agreement would be in the best interest of the Fund’s shareholders. The Board’s approval was based on consideration and evaluation of the information and material provided to the Board and a variety of specific factors discussed at the Meeting and at prior meetings of the Board, including the factors described below.

As part of the approval process and oversight of the advisory relationship, counsel to the Independent Directors (“Independent Counsel”) sent an information request letter to the Adviser seeking certain relevant information and the Directors received, for their review in advance of the Meeting, the Adviser’s responses. In addition, the Directors were provided with the opportunity to request any additional materials. In advance of the Meeting, the Board, including the Independent Directors, requested and received materials provided by the Adviser and Independent Counsel, including, among other things, the following: (i) the information about the Adviser, including information about its personnel and operations; (ii) information about the Fund; (iii) a memorandum from Independent Counsel regarding the responsibilities of the Board for the approval of the Advisory Agreement; (iv) comparative fee data; (v) the amendment to the Advisory Agreement; and (vi) the Advisory Agreement.

At the Meeting, Independent Counsel referred the Directors to the “Gartenberg Memorandum” which had been distributed to each Director in advance of the Meeting, outlining the legal standards applicable to the Independent Directors under the 1940 Act with respect to the approval of investment advisory agreements. In addition, the Independent Directors were provided with the opportunity to meet with Independent Counsel, in executive session, outside the presence of Company management and participate in a question and answer session with the Adviser.

The Board discussed and considered the following factors when reviewing the Advisory Agreement: (i) the fee structure of the Advisory Agreement, including a comparison of the fees charged with those charged by similar funds, as well as whether any economies of scale were achieved; (ii) the nature and quality of services provided and anticipated to be provided to the Fund,

18 | SPIRIT OF AMERICA

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (CONT.)    |    JUNE 30, 2008 (UNAUDITED)

including the Adviser’s experience and commitment to maintain the resources necessary to fulfill its obligations to the Fund; and (iii) the overall fairness of the Advisory Agreement, including the profitability to the Adviser. The Board noted that the Adviser did not expect to achieve profitability at the Fund’s inception, particularly in light of its commitment to waive fees and/or reimburse expenses pursuant to the Operating Expenses Agreement.

The Board, in its evaluation of the Advisory Agreement, considered the nature, quality and extent of advisory, administrative and shareholder services to be performed by the Adviser, including: regulatory filings and disclosure to shareholders; general oversight of the service providers; coordination of marketing initiatives; review of legal issues; and assisting the Board, including the Independent Directors, in their capacity as directors and other services. The Board, including the Independent Directors, concluded that the services are extensive in nature and that the Adviser is positioned to continue providing such services in the future.

The Board then reviewed comparative data that was distributed prior to the Meeting illustrating how the operating expenses of the Fund compared to other mutual funds with similar investment objectives, strategies and projected first year asset size. The Board also considered the proposed advisory fee, the Adviser’s projected profitability and costs attributable to the Fund, and the advisory fees charged by the Adviser to the other accounts.

The Board, including the Independent Directors, also reviewed the Adviser’s Form ADV and questioned Adviser personnel regarding the size, education and experience of the staff of the Adviser, its fundamental research capabilities, approach to recruiting, training and retaining portfolio managers and other research and management personnel. The Board also discussed the character and amount of other direct and incidental benefits projected to be received by the Adviser and its affiliates from their association with the Fund, including the benefits received by the affiliated distributor.

In considering the approval of the Advisory Agreement, the Board, including the Independent Directors, did not identify any factor as all-important or all-controlling and instead considered the above-listed and other factors collectively in light of the Fund’s surrounding circumstances. Each Director gave the weight to each factor that he deemed appropriate in his own judgment. Based on the foregoing, the Board determined that the Adviser’s compensation, pursuant to the terms of the Advisory Agreement would be in the best interest of the Fund’s shareholders. Therefore, the Board, including the Independent Directors voting separately, approved the Advisory Agreement.

HIGH YIELD TAX FREE BOND FUND | 19

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Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America High Yield Tax Free Bond Fund uses to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2008, are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0030.

Investment Adviser Spirit of America Management Corp. PO Box 9006 Syosset, NY 11791-9006

Distributor SSH Securities, Inc. PO Box 9006 Syosset, NY 11791-9006

Shareholder Services PNC Global Investment Servicing (U.S.) Inc. 760 Moore Road King of Prussia, PA 19406

Custodian PFPC Trust Company 8800 Tinicum Boulevard, 4th floor Philadelphia, PA 19153

Independent Registered Public Accounting Firm Tait Weller & Baker LLP 1818 Market Street, Suite 2400 Philadelphia, PA 19103

Counsel Blank Rome LLP 405 Lexington Avenue New York, NY 10174

For additional information about the Spirit of America High Yield Tax Free Bond Fund, call (800) 452-4892 or (610) 382-7819. This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, policies, expenses, and other information.

©Copyright 2008 Spirit of America                  SOAHY-SAR08

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Spirit of America Investment Fund, Inc.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date August 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date August 19, 2008

By (Signature and Title)*	/s/ Alan Chodosh
Alan Chodosh, Principal Financial Officer
(principal financial officer)

Date August 19, 2008

*	Print the name and title of each signing officer under his or her signature.